Document and Entity Information	Sep. 12, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	SAUL CENTERS INC
Amendment Flag	false
Entity Central Index Key	0000907254
Document Type	8-K
Document Period End Date	Sep. 12, 2019
Entity Incorporation State Country Code	MD
Entity File Number	1-12254
Entity Tax Identification Number	52-1833074
Entity Address, Address Line One	7501 Wisconsin Avenue
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	(301)
Local Phone Number	986-6200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	BFS
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.875% Series C Preferred Stock, $0.01 par value
Trading Symbol	BFS/PRC
Security Exchange Name	NYSE
M 6.125 Series D Preferred Stock 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.125% Series D Preferred Stock, $0.01 par value
Trading Symbol	BFS/PRD
Security Exchange Name	NYSE
M 6.000 Series E Preferred Stock 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.000% Series E Preferred Stock, $0.01 par value
Trading Symbol	BFS/PRE
Security Exchange Name	NYSE